Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

There is one operating lease with a related party. Operating lease cost relating to this lease was $80 and $7,466 for each of the three months ended September 30, 2024, and 2023, respectively, and $15,009 and $22,395 for each of the nine months ended September 30, 2024 and 2023. As of September 30, 2024, and December 31, 2023, the related party operating lease ROU asset was $0 and $75,378, respectively, and the related party operating lease liability was $0 and $58,134, respectively.

In 2023, some of the Company’s customers financed their obligations with a related party, Solar Leasing, whose CEO is also the CEO of the Company. These arrangements are similar to those with the Company’s third-party lenders. As such, Solar Leasing deducts their financing fees and remits the net amount to the Company. For the three months ended September 30, 2024, and 2023, the Company recognized $2,328,704 and $0 of revenue, net of financing fees of $783,650 and $0, respectively, and $7,767,491 and $0 for the nine months ended September 30, 2024 and 2023, respectively, from these arrangements. As of September 30, 2024, and December 31, 2023, the Company had $432,898 and $396,488 of accounts receivable, $430,685 and $2,415,966 of accrued expenses and $0 and $1,160,848 of contract liabilities due to related parties relating to these arrangements, respectively.

As described in Note 3, Zeo Energy Corp. entered into the TRA with the TRA Holders. As of September 30, 2024, the Company has not recorded a liability related to the tax savings it may realize from utilization of such deferred tax assets. As of September 30,2024, the total unrecorded TRA liability is approximately $48.8 million. If utilization of the deferred tax assets subject to the TRA becomes more likely than not in the future, the Company will record a liability related to the TRA which will be recognized as expense within its consolidated statements of operations.

Note 3 — Related Party Transactions

Promissory Notes — Related Party

On April 27, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Public Offering. The Company borrowed a total of $262,268. This loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the closing of the Public Offering. The loan was to be repaid upon the closing of the Public Offering out of the offering proceeds not held in the Trust Account. In connection with the closing of the Public Offering, the Company paid down $90,922 of the outstanding balance. As of December 31, 2023 and 2022, the Company had $171,346 outstanding under the promissory note and as is included on the balance sheet as promissory note-related party. The Sponsor has agreed to defer repayment of the loan until the close of the Business Combination.

On April 5, 2023, the Company issued an unsecured promissory note (the “Note”) in the principal amount of up to $1,500,000 to the Sponsor, which may be drawn down by the Company from time to time prior to the consummation of the Company’s Business Combination. The Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default.

On October 17, 2023, ESGEN issued an amended and restated promissory note (the “October 2023 Promissory Note”) in the principal amount of up to $2,500,000 to the Sponsor. The October 2023 Promissory Note amends, restates, replaces and supersedes the Note dated April 5, 2023. The October 2023 Promissory Note may be drawn down by ESGEN from time to time prior to the consummation of ESGEN’s initial Business Combination. The October 2023 Promissory Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The October 2023 Promissory Note, as well as the promissory note issued on April 17, 2021 to the Sponsor (“April 2021 Promissory Note”), will not be repaid and will be cancelled at the closing of the Business Combination. As of December 31, 2023, the Company had $1,612,398 outstanding under the October 2023 Promissory Note and is included on the balance sheet as promissory note-related party.

On January 24, 2024, ESGEN issued a new promissory note (“January 2024 Promissory Note”) in the principal amount of up to $750,000 to the Sponsor. The January 2024 Promissory Note may be drawn down by ESGEN from time to time prior to the consummation of ESGEN’s initial Business Combination for specific uses as designated therein. The January 2024 Promissory Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The principal amount under the January 2024 Promissory Note will be paid at the closing of the Business Combination from the funds that ESGEN has available to it outside of its Trust Account (See Note 10).

Due to Related Party

In the ordinary course of business, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may pay for certain expenses on behalf of the Company. These amounts paid for on behalf of the Company are due upon demand and are non-interest bearing. At December 31, 2023 and 2022, $75,000 and $0, respectively, is included in due to related party on the balance sheet for expenses the Sponsor paid for on behalf of the company. Including the amounts paid for by the Sponsor and the office space, utilities, secretarial support and administrative services (discussed below), the aggregate amount for due to related party on the balance sheet was $339,193 and $144,193 at December 31, 2023 and 2022, respectively.

Working Capital Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of December 31, 2023 and 2022, the Company had no borrowings under the Working Capital Loans.

Office Space, Secretarial and Administrative Services

Through the earlier of consummation of the initial Business Combination and the liquidation, the Company incurs $10,000 per month for office space, utilities, secretarial support and administrative services provided by the Sponsor. For each of the years ended December 31, 2023 and 2022, the Company incurred $120,000. No amounts have been paid for these services. As of December 31, 2023 and 2022, the Company has accrued and reported on the balance sheets $264,193 and $144,193, respectively, pursuant to this agreement, and included in “Due to related party”.